Significant Accounting Policies - Schedule of Foreign Exchange (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
US$ to MYR Year End Rate [Member]
Schedule of Foreign Exchange [Line Items]
Foreign currency exchange rate	4.056	4.4695	4.5903
US$ to MYR Average Rate [Member]
Schedule of Foreign Exchange [Line Items]
Foreign currency exchange rate	4.2809	4.5747	4.5577
US$ to HKD Year End Rate [Member]
Schedule of Foreign Exchange [Line Items]
Foreign currency exchange rate	7.7833
US$ to HKD Average Rate [Member]
Schedule of Foreign Exchange [Line Items]
Foreign currency exchange rate	7.7956